Fees Summary	Feb. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,640,000
Previously Paid Amount	0.00
Total Fee Amount	2,853.78
Total Offset Amount	0.00
Net Fee	2,853.78
Narrative - Max Aggregate Offering Price	$ 18,640,000
Final Prospectus	true